Leases (Details) - Schedule of Maturity Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Abstract]
FY2024	$ 56,936
FY2025	62,396
FY2026	46,797
Total lease payment	166,129
Less: imputed interest	10,311
Total lease liabilities	$ 155,818	$ 218,326